Ordinary dividends - Summary of Ordinary Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.394	£ 0.394	£ 0.337
Amounts recognised as distributions to equity holders	£ 425	£ 423	£ 365
Previous period final amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.244	£ 0.244	£ 0.187
Amounts recognised as distributions to equity holders	£ 263	£ 262	£ 203
Interim period amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.150	£ 0.150	£ 0.150
Amounts recognised as distributions to equity holders	£ 162	£ 161	£ 162